Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2014
Cost and Fair Value of Investments
	December 31,	December 31,
	2014	2013
	(in thousands)

At start of year	$138,317	$76,183
Additions	61,328	172,168
Disposals	(102,565)	(109,795)
Unrealized capital gain/(loss) - investments	20	(239)

At end of year	$97,100	$138,317